Patents (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Zertane Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 500,000	$ 500,000
Finite-Lived Intangible Assets, Remaining Amortization Period	11 years	11 years
ORP [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 380,000	$ 380,000
Finite-Lived Intangible Assets, Remaining Amortization Period	15 years	15 years